000 B000000 12/31/96
000 C000000 0000225852
000 D000000 N
000 E000000 F
000 F000000 Y
000 G000000 N
000 H000000 N
000 I000000 3.0.a
000 J000000 A
001 A000000 SHEPMYERS INVESTMENT COMPANY
001 B000000 811-2798
001 C000000 7176378931
002 A000000 RD1, ROUTE 194 SOUTH
002 B000000 HANOVER
002 C000000 PA
002 D010000 17331
003  000000 N
004  000000 N
005  000000 N
006  000000 N
007 A000000 N
007 B000000  0
020 A000001 NONE
020 C000001      0
020 C000002      0
020 C000003      0
020 C000004      0
020 C000005      0
020 C000006      0
020 C000007      0
020 C000008      0
020 C000009      0
020 C000010      0
021  000000        0
022 A000001 LEHMAN BROTHERS
022 B000001 132518466
022 C000001      2326
022 D000001      2304
022 A000002 RUTHERFORD BROWN & CATHERWOOD
022 B000002 232182950
022 C000002      2079
022 D000002         0
022 C000003         0
022 D000003         0
022 C000004         0
022 D000004         0
022 C000005         0
022 D000005         0
022 C000006         0
022 D000006         0
022 C000007         0
022 D000007         0
022 C000008         0
022 D000008         0
022 C000009         0
022 D000009         0
022 C000010         0
022 D000010         0
023 C000000       4405
023 D000000       2304
062 A000000 Y
062 B000000   0.0
062 C000000   0.0
062 D000000   0.0
062 E000000  12.4
062 F000000   0.0
062 G000000   0.0
062 H000000   0.0
062 I000000   0.0
062 J000000   0.0
062 K000000   0.0
062 L000000   2.9
062 M000000   0.0
062 N000000   0.0
062 O000000  84.7
062 P000000   0.0
062 Q000000   0.0
062 R000000   0.0
063 A000000   0
063 B000000  3.6
066 A000000 N
071 A000000      2078
071 B000000      1911
071 C000000     15153
071 D000000   13
072 A000000 12
072 B000000      884
072 C000000        0
072 D000000        0
072 E000000        0
072 F000000       25
072 G000000        0
072 H000000        3
072 I000000        3
072 J000000        8
072 K000000        0
072 L000000        0
072 M000000       29
072 N000000        0
072 O000000        3
072 P000000        0
072 Q000000        2
072 R000000       12
072 S000000       17
072 T000000        0
072 U000000        0
072 V000000        0
072 W000000       13
072 X000000      115
072 Y000000        0
072 Z000000      769
072AA000000       16
072BB000000        0
072CC010000        0
072CC020000      181
072DD010000      794
072DD020000        0
072EE000000        0
073 A010000   1.0300
073 A020000   0.0000
073 B000000   0.0000
073 C000000   0.0000
074 A000000        1
074 B000000        0
074 C000000     1941
074 D000000    13276
074 E000000        0
074 F000000        0
074 G000000        0
074 H000000        0
074 I000000      449
074 J000000        0
074 K000000        0
074 L000000      244
074 M000000        0
074 N000000    15911
074 O000000      200
074 P000000        0
074 Q000000        0
074 R010000        0
074 R020000        0
074 R030000        0
074 R040000      155
074 S000000        0
074 T000000    15556
074 U010000      768
074 U020000        0
074 V010000    20.25
074 V020000     0.00
074 W000000   0.0000
074 X000000      158
074 Y000000        0
075 A000000        0
075 B000000    15416
076  000000     0.00
077 A000000 Y
077 B000000 Y
077 Q010000 N
077 Q020000 Y
077 Q030000 N
082 B000000        2

SIGNATURE   PAUL E. SPEARS
TITLE       PRESIDENT



                                 Signature Page




                  This report is signed on behalf of registrant in the City of Hanover and Commonwealth of Pennsylvania on the 14th day of February, 1997.




                                              SHEPMYERS INVESTMENT COMPANY






Witness: /s/ W. Bruce McConnel, III           By: /s/ Paul E. Spears
         -------------------------                --------------------------
         W. Bruce McConnel, III                   Paul E. Spears
         Secretary                                President

SUB-ITEM 77B                                       For the period ended 12/31/96
                                                            File number 811-2798

ERNST & YOUNG LLP                                             Phone:610 320 3600
                                                                    717 237 2700
                                                              Fax:  610 320 3666
              Central Pennsylvania Practice
              Wyomissing Professional Center
              875 Berkshire Boulevard
              P.O. Box 7045
              Reading, Pennsylvania 19610-6045



Board of Directors
Shepmyers Investment Company
Hanover, Pennsylvania

In planning and performing our audit of the financial statements of Shepmyers Investment Company for the year ended December 31, 1996, we considered its internal control structure, including procedures for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, not to provide assurance on the internal control structure.

The management of Shepmyers Investment Company is responsible for establishing and maintaining an internal control structure. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of internal control structure policies and procedures. Two of the objectives of an internal control structure are to provide management with reasonable, but not absolute, assurance that assets are safeguarded against loss from unauthorized use or disposition and that transactions are executed in accordance with management's authorization and recorded properly to permit preparation of financial statements in conformity with generally accepted accounting principles.

Because of inherent limitations in any internal control structure, errors or irregularities may occur and not be detected. Also, projection of any evaluation of the structure to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

Our consideration of the internal control structure would not necessarily disclose all matters in the internal control structure that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of the specific internal control structure elements does not reduce to a relatively low level the risk that errors or irregularities in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving the internal control structure, including procedures for safeguarding securities, that we consider to be material weaknesses as defined above as of December 31, 1996.

This report is intended solely for the information and use of management and the Securities and Exchange Commission.

January 17, 1997

                                                 /s/ ERNST & YOUNG LLP

For period ended 12/31/96
File number 811-2798


SUB-ITEM 77Q2

Section 16(a) Beneficial Ownership Reporting Compliance

         Section 30(f) of the Investment Company Act of 1940 and Section 16(a) of the Securities Exchange Act of 1934 require that the directors and officers of Shepmyers Investment Company (the "Company"), certain affiliated persons of Rittenhouse Financial Services, Inc. ("RFS"), and persons who own more than ten percent of the Company's shares file with the Securities and Exchange Commission initial reports of ownership and reports of changes in ownership of shares of the Company. Specific due dates have been established and the Company is required to disclose any failure to file by the specific due dates. To the Company's knowledge, all of these filing requirements were satisfied during 1996 except (i) Lawrence S. DeVan, a director of the Company, did not file on a timely basis one report relating to his appointment as co-trustee with CoreStates (Hamilton) Bank with respect to 1,460 shares, and (ii) Robert P. Myers, a director of the Company, did not file on a timely basis two reports, one relating to two separate acquisitions of 1,085 shares each and one relating to his right to vote 98,937 shares as the executor of the estate of Henrietta Myers Miller. In making this disclosure, the Company has relied on copies of reports that were furnished to it and written representations of its directors, officers and RFS.